SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event $ in Thousands	3 Months Ended
Apr. 06, 2020 USD ($) business
Subsequent Event [Line Items]
Number of businesses acquired | business	2
2020 Business Acquisitions
Subsequent Event [Line Items]
Consideration transferred in acquisition | $	$ 53,000